UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2460

Fidelity Union Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Arizona Municipal Income Fund

November 30, 2016

AZI-QTLY-0117
1.810709.112

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.9%
	Principal Amount	Value
Arizona - 97.2%
Arizona Board of Regents Arizona State Univ. Rev.:
(Polytechnic Campus Proj.) Series 2008 C, 5.75% 7/1/23 (Pre-Refunded to 7/1/18 @ 100)	$250,000	$267,540
Series 2012 A, 5% 7/1/26	1,000,000	1,138,190
Series 2015 A, 5% 7/1/35	2,215,000	2,469,592
Series 2015 B, 5% 7/1/31	1,525,000	1,731,790
Series 2015 D:
5% 7/1/34	500,000	561,810
5% 7/1/35	900,000	1,003,446
5% 7/1/41	485,000	535,818
5% 7/1/46	3,000,000	3,302,700
Series 2016 B, 5% 7/1/22	425,000	487,560
Arizona Board of Regents Ctfs. of Prtn. (Univ. of Arizona Projs.) Series 2012 C, 5% 6/1/26	3,035,000	3,408,639
Arizona Ctfs. of Prtn.:
Series 2010 A, 5% 10/1/29 (FSA Insured)	5,000,000	5,433,900
Series 2013 A, 5% 10/1/25	1,870,000	2,127,219
Series 2015, 5% 9/1/27	1,500,000	1,724,070
Series 2016, 5% 10/1/21	500,000	565,175
Arizona Game and Fish Dept. and Commission (AGF Administration Bldg. Proj.) Series 2006:
5% 7/1/21	1,280,000	1,303,424
5% 7/1/32	470,000	478,601
Arizona Health Facilities Auth. Hosp. Sys. Rev. Series 2012 A, 5% 2/1/23	1,285,000	1,426,967
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2007 B, 1.24%, tender 1/1/37 (a)	1,000,000	893,450
Series 2008 A, 5.25% 1/1/31 (Pre-Refunded to 1/1/18 @ 100)	1,000,000	1,043,670
Series 2008 D:
5.375% 1/1/32 (Pre-Refunded to 1/1/18 @ 100)	1,005,000	1,050,225
5.5% 1/1/38 (Pre-Refunded to 1/1/18 @ 100)	100,000	104,632
6% 1/1/27 (Pre-Refunded to 1/1/18 @ 100)	1,000,000	1,051,640
(Scottsdale Lincoln Hospitals Proj.) Series 2014 A:
5% 12/1/26	2,000,000	2,303,740
5% 12/1/42	2,000,000	2,197,260
Series 2011 B1, 5.25% 3/1/39	1,000,000	1,074,040
Series 2012 A, 5% 1/1/43	3,500,000	3,723,545
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/21 (FSA Insured)	1,000,000	1,087,070
Arizona Trans. Board Hwy. Rev. Series 2011 A, 5.25% 7/1/26 (Pre-Refunded to 7/1/21 @ 100)	1,250,000	1,428,413
Arizona Wtr. Infrastructure Fin. Auth. Rev. Series A, 5% 10/1/28	2,000,000	2,313,180
Avondale Muni. Dev. Corp. Excise Tax Rev. 5% 7/1/28 (Pre-Refunded to 7/1/18 @ 100)	500,000	528,855
Buckeye Excise Tax Rev. Series 2015:
5% 7/1/27	350,000	403,701
5% 7/1/28	500,000	574,675
5% 7/1/29	455,000	513,422
Central Wtr. Conservation District (Central Arizona Proj.) Series 2016 A, 5% 1/1/36	500,000	567,420
Dysart Unified School District #89 Gen. Oblig. Series 2014:
5% 7/1/23	700,000	807,275
5% 7/1/27	1,300,000	1,488,175
Glendale Gen. Oblig. Series 2015, 5% 7/1/22 (FSA Insured)	1,000,000	1,145,500
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) Series 2007, 5.25% 5/15/19	1,000,000	1,077,890
Glendale Sr. Excise Tax Rev. Series 2015 A, 5% 7/1/28	1,000,000	1,143,660
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/17 (AMBAC Insured)	1,580,000	1,584,945
Goodyear Pub. Impt. Corp. Facilities Rev. Series 2016 A, 5% 7/1/29	1,000,000	1,158,100
Marana Muni. Property Corp. Facilities Rev. Series A, 5.25% 7/1/22	1,620,000	1,720,553
Maricopa County Cmnty. College District Series 2016, 5% 7/1/21	2,000,000	2,265,560
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Healthcare West Proj.):
Series 2007 A, 5.25% 7/1/32	1,000,000	1,019,250
Series 2009 A, 6% 7/1/39	1,000,000	1,096,090
Maricopa County Indl. Dev. Auth. Rev. Series 2016 A, 5% 1/1/34	3,000,000	3,336,030
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (b)	250,000	225,618
6% 1/1/48 (b)	250,000	223,960
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	6,000,000	6,542,217
Maricopa County School District #28 Kyrene Elementary:
Series 2010 B:
5.25% 7/1/28	690,000	805,244
5.5% 7/1/29	480,000	568,363
5.5% 7/1/30	400,000	473,368
Series 2010 C, 4% 7/1/29	650,000	684,216
McAllister Academic Village LLC Rev.:
(Arizona State Univ. Hassayampa Academic Village Proj.) Series 2016:
5% 7/1/37	2,000,000	2,194,400
5% 7/1/38	3,850,000	4,214,480
Series 2016, 5% 7/1/39	2,270,000	2,481,110
Northern Ariz Univ. Ctfs. of Prtn.:
(Univ. Proj.) Series 2013, 5% 9/1/24	1,000,000	1,126,580
Series 2015, 5% 9/1/20 (FSA Insured)	440,000	487,815
Northern Arizona Univ. Revs.:
Series 2012:
5% 6/1/36	860,000	942,328
5% 6/1/41	1,250,000	1,363,038
Series 2013, 5% 8/1/27	1,000,000	1,134,010
Series 2014, 5% 6/1/29	500,000	572,760
Series 2015, 5% 6/1/30	1,000,000	1,127,330
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2008 A, 5% 7/1/33	1,000,000	1,051,930
Series 2013:
5% 7/1/26 (c)	1,100,000	1,235,905
5% 7/1/29 (c)	500,000	557,655
Series 2015 A, 5% 7/1/45	3,400,000	3,740,408
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 5.5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,504,260
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Series 2016, 5% 7/1/33	1,000,000	1,135,900
Phoenix Gen. Oblig. Series 2014, 4% 7/1/26	2,000,000	2,169,820
Phoenix-Mesa Gateway Arpt. Auth. (Mesa Proj.) Series 2012:
5% 7/1/24 (c)	380,000	416,883
5% 7/1/27 (c)	400,000	436,044
Pima County Ctfs. of Prtn.:
(Justice Bldg. Proj.) Series 2007 A, 5% 7/1/19 (Pre-Refunded to 7/1/17 @ 100)	650,000	664,983
Series 2013 A, 5% 12/1/22	1,000,000	1,134,080
Series 2014, 5% 12/1/27	1,745,000	1,971,780
Pima County Gen. Oblig. Series 2016, 4% 7/1/22	2,000,000	2,191,100
Pima County Swr. Sys. Rev.:
Series 2011 B:
5% 7/1/22	1,050,000	1,186,479
5% 7/1/22 (Pre-Refunded to 7/1/21 @ 100)	585,000	659,400
5% 7/1/25 (Pre-Refunded to 7/1/21 @ 100)	1,000,000	1,131,850
Series 2012 A:
5% 7/1/23	30,000	34,467
5% 7/1/25	1,600,000	1,839,136
5% 7/1/26	1,000,000	1,146,070
Series 2016, 5% 7/1/21	3,000,000	3,387,120
Pima County Unified School District #1 Tucson (Proj. of 2004) Series 2008 D, 5% 7/1/25 (Pre-Refunded to 7/1/18 @ 100)	1,000,000	1,058,520
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Series 2008 A, 5% 1/1/38 (Pre-Refunded to 1/1/18 @ 100)	2,400,000	2,491,080
Series 2015 A:
5% 12/1/34	1,500,000	1,682,730
5% 12/1/45	3,035,000	3,348,091
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5% 12/1/37	1,500,000	1,650,780
5.5% 12/1/29	3,000,000	3,512,280
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.):
Series 2006 C, 5% 9/1/35 (FSA Insured)	420,000	456,771
Series 2008 A, 5% 9/1/23	355,000	372,977
Scottsdale Muni. Property Corp. Excise Tax Rev. Series 2015, 5% 7/1/34	1,355,000	1,532,220
Surprise Pledged Rev. Series 2015, 5% 7/1/26	1,010,000	1,173,267
Tempe Excise Tax Rev.:
Series 2012, 5% 7/1/25	1,090,000	1,244,911
Series 2016:
5% 7/1/28	315,000	369,076
5% 7/1/29	500,000	582,205
5% 7/1/30	325,000	376,093
5% 7/1/31	375,000	431,936
Tempe Transit Excise Tax Rev. Series 2008, 4.75% 7/1/38	60,000	62,712
Tucson Ctfs. of Prtn.:
Series 2014:
4% 7/1/20 (FSA Insured)	500,000	534,840
5% 7/1/28 (FSA Insured)	1,000,000	1,127,340
Series 2015, 5% 7/1/23 (FSA Insured)	555,000	637,151
Series 2016, 5% 7/1/27 (FSA Insured)	1,245,000	1,436,257
Tucson Wtr. Rev.:
Series 2015, 5% 7/1/31	1,000,000	1,133,990
5% 7/1/27	1,000,000	1,155,890
5% 7/1/28	2,000,000	2,303,600
Univ. Med. Ctr. Corp. Hosp. Rev.:
Series 2011, 6% 7/1/39 (Pre-Refunded to 7/1/21 @ 100)	2,235,000	2,605,630
5.625% 7/1/36 (Pre-Refunded to 7/1/23 @ 100)	1,000,000	1,192,970
Univ. of Arizona Univ. Revs.:
Series 2009 A, 5% 6/1/39 (Pre-Refunded to 6/1/19 @ 100)	1,000,000	1,079,830
Series 2012 A, 5% 6/1/37	2,225,000	2,473,644
Series 2014, 5% 8/1/28	1,000,000	1,138,790
Series 2015 A 5% 6/1/30	2,500,000	2,868,225
5% 6/1/38	2,000,000	2,243,880
5% 6/1/39	1,910,000	2,139,620
Yavapai County Indl. Dev. Auth.:
(Northern Healthcare Sys. Proj.) Series 2011, 5% 10/1/20	1,000,000	1,110,300
Series 2012 A, 5.25% 8/1/33	2,000,000	2,161,700
Series 2016, 5% 8/1/36	1,305,000	1,378,602
Yuma Indl. Dev. Auth. Hosp. Rev. Series 2014 A, 5% 8/1/27	2,000,000	2,219,700

TOTAL ARIZONA		171,718,122

Guam - 0.7%
Guam Gov't. Ltd. Oblig. Rev. Series 2016 A, 5% 12/1/29	300,000	338,259
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
5% 10/1/18 (c)	300,000	315,003
6.375% 10/1/43 (c)	200,000	227,902
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/21 (FSA Insured)	400,000	446,884

TOTAL GUAM		1,328,048

TOTAL MUNICIPAL BONDS
(Cost $171,364,403)		173,046,170
TOTAL INVESTMENT PORTFOLIO - 97.9%
(Cost $171,364,403)		173,046,170
NET OTHER ASSETS (LIABILITIES) - 2.1%		3,685,912
NET ASSETS - 100%		$176,732,082

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $449,578 or 0.3% of net assets.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Other Information

Income Tax Information

At November 30, 2016, the cost of investment securities for income tax purposes was $171,345,658. Net unrealized appreciation aggregated $1,700,512, of which $5,203,067 related to appreciated investment securities and $3,502,555 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Maryland Municipal Income Fund

November 30, 2016

SMD-QTLY-0117
1.810710.112

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.0%
	Principal Amount	Value
Guam - 0.4%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.25% 10/1/34 (a)	300,000	344,142
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/24 (FSA Insured)	500,000	562,900

TOTAL GUAM		907,042

Maryland - 97.6%
Anne Arundel County Gen. Oblig.:
Series 2012:	$	$
5% 4/1/22	335,000	384,945
5% 4/1/23	4,050,000	4,653,815
Series 2014, 5% 4/1/25	2,140,000	2,511,504
Series 2015:
5% 4/1/30	6,795,000	7,832,251
5% 4/1/31	2,780,000	3,191,079
5% 4/1/33	5,895,000	6,710,809
5% 4/1/33	2,585,000	2,942,738
Series 2016:
5% 10/1/29	1,455,000	1,696,210
5% 10/1/37	1,250,000	1,415,538
Baltimore Convention Ctr. Hotel Rev. Series 2006 A:
5.25% 9/1/17 (XL Cap. Assurance, Inc. Insured)	1,350,000	1,353,726
5.25% 9/1/27 (XL Cap. Assurance, Inc. Insured)	1,020,000	1,021,387
Baltimore County Gen. Oblig.:
(Oak Crest Village, Inc. Proj.) Series 2007 A, 5% 1/1/22	500,000	501,365
Series 2014 B:
4.5% 9/1/23	1,645,000	1,879,610
4.5% 9/1/24	4,730,000	5,438,365
Series 2016, 5% 2/1/29	1,310,000	1,544,765
4% 8/1/24	3,000,000	3,208,230
Baltimore Gen. Oblig.:
Series 2013 B:
5% 10/15/23	1,100,000	1,273,063
5% 10/15/24	1,875,000	2,161,050
5% 6/15/23	350,000	393,645
5% 6/15/24	500,000	564,775
Baltimore Proj. Rev.:
(Wastewtr. Projs.):
Series 2007 D, 5% 7/1/37 (FSA Insured)	4,000,000	4,080,800
Series 2008 A, 5% 7/1/38 (FSA Insured)	2,000,000	2,101,620
Series 2009 C, 5.625% 7/1/39	2,000,000	2,194,600
Series 2014 C, 5% 7/1/27	2,325,000	2,686,770
Series 2014 D, 5% 7/1/28	2,750,000	3,162,913
(Wtr. Projs.):
Series 1994 A, 5% 7/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	325,000	352,550
Series 2014 A:
5% 7/1/28	2,825,000	3,249,174
5% 7/1/33	3,000,000	3,358,770
Series 2014 B, 5% 7/1/28	1,580,000	1,817,237
Waste Wtr. 2014C 5% 7/1/34	1,285,000	1,433,842
5% 7/1/33 (FSA Insured)	1,260,000	1,327,045
5% 7/1/37 (AMBAC Insured)	1,260,000	1,285,452
City of Rockville Oblig. Rfdg. Bonds Series 2016 B, 5% 6/1/27	805,000	971,506
City of Salisbury Gen. Oblig. Bonds Series 2016, 5% 4/1/24	1,400,000	1,647,156
City of Westminster Series 2016, 5% 11/1/31	2,000,000	2,153,700
Frederick County Econ. Dev. Rev. Series 2009 A, 5% 3/1/25 (Pre-Refunded to 3/1/19 @ 100)	610,000	657,946
Frederick County Gen. Oblig. Series 2014 A:
5% 8/1/23	650,000	762,093
5% 8/1/24	500,000	591,940
Howard County Gen. Oblig. (Consolidated Pub. Impt. Proj.):
Series 2011 B:
5% 8/15/23	4,055,000	4,601,290
5% 8/15/23 (Pre-Refunded to 8/15/21 @ 100)	945,000	1,070,042
Series 2016 A, 5% 2/15/25	3,785,000	4,503,696
Maryland Econ. Dev. Corp. (Purple Line Lt. Rail Proj.) Series 2016 D:
5% 3/31/31 (a)	1,950,000	2,118,519
5% 3/31/36 (a)	2,500,000	2,644,975
Maryland Econ. Dev. Corp. Student Hsg. Rev.:
(Towson Univ. Proj.) Series 2007 A, 5.25% 7/1/17	500,000	509,480
(Univ. of Maryland, Baltimore County Proj.) Series 2016:
5% 7/1/28 (FSA Insured)	350,000	406,914
5% 7/1/29 (FSA Insured)	700,000	807,534
(Univ. of Maryland, College Park Projs.) 5% 6/1/43 (FSA Insured)	575,000	633,391
Maryland Gen. Oblig. Series B, 5% 8/1/25	6,725,000	7,775,243
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Health Sys. Proj.) Series 2010, 5% 7/1/28	510,000	544,456
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	3,970,000	4,309,078
(Johns Hopkins Univ. Proj.) Series 2008 A, 5.25% 7/1/38	5,000,000	5,284,600
(Univ. of Maryland Med. Sys. Proj.) Series 2010, 5.125% 7/1/39	1,700,000	1,792,208
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18 (Escrowed to Maturity)	195,000	199,300
Series 2011 A, 5% 5/15/23	1,500,000	1,676,205
Series 2011, 5% 8/15/22	1,000,000	1,119,460
Series 2012 A:
5% 7/1/23	400,000	457,072
5% 7/1/24	700,000	793,604
5% 7/1/25	900,000	1,013,346
5% 7/1/25	1,000,000	1,113,850
5% 7/1/25	1,120,000	1,223,309
5% 7/1/26	300,000	325,599
5% 10/1/30	750,000	841,043
Series 2012 B, 5% 7/1/25	1,135,000	1,272,937
Series 2012:
5% 7/1/23	850,000	973,675
5% 7/1/24	1,100,000	1,250,161
5% 7/1/26	1,080,000	1,187,730
5% 7/1/26	1,400,000	1,567,832
5% 7/1/27	300,000	333,663
5% 7/1/31	2,500,000	2,718,625
Series 2013 A:
5% 7/1/26	1,045,000	1,168,550
5% 7/1/27	1,185,000	1,320,552
5% 8/15/41	3,000,000	3,264,480
5% 7/1/43	3,495,000	3,769,253
Series 2013 B, 5% 8/15/38	2,000,000	2,181,300
Series 2014:
5% 7/1/27	3,495,000	3,917,511
5% 10/1/45	2,500,000	2,734,850
5.25% 7/1/25	5,000,000	5,738,650
Series 2015 A:
5% 5/15/29	2,000,000	2,251,900
5% 5/15/30	1,000,000	1,118,910
Series 2015:
5% 7/1/26	1,000,000	1,142,560
5% 7/1/27	1,000,000	1,135,280
5% 7/1/29	600,000	669,906
5% 8/15/29	2,000,000	2,225,580
5% 7/1/30	1,075,000	1,191,820
5% 7/1/31	2,200,000	2,489,498
5% 7/1/33	1,200,000	1,301,736
5% 7/1/34	1,200,000	1,297,176
5% 7/1/40	3,350,000	3,608,620
Series 2016 A:
4% 7/1/42	2,175,000	2,067,838
5% 7/1/35	1,500,000	1,629,465
5% 7/1/38	3,215,000	3,468,503
Series 2016:
5% 6/1/26	300,000	344,154
5% 6/1/27	255,000	289,848
5% 6/1/28	310,000	349,404
5% 6/1/29	350,000	392,077
5% 7/1/31	500,000	557,100
5% 6/1/33	305,000	335,973
5% 6/1/36	250,000	271,843
Series 2017:
5% 6/1/27 (b)	290,000	314,754
5% 6/1/31 (b)	425,000	449,438
5% 6/1/33 (b)	970,000	1,018,219
5% 6/1/35 (b)	600,000	624,726
5% 6/1/42 (b)	1,000,000	1,028,990
5% 7/1/19 (FSA Insured)	260,000	265,704
5% 7/1/19 (Pre-Refunded to 7/1/17 @ 100)	40,000	40,922
Maryland Stadium Auth. Rev. (Pub. Schools Construction and Revitalization Prog.) Series 2016:
5% 5/1/36	2,000,000	2,259,140
5% 5/1/41	1,000,000	1,117,600
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 A, 5% 6/1/21 (a)	2,255,000	2,509,184
Maryland Trans. Auth. Trans. Facility Projects Rev. Series 2008:
5% 7/1/35 (FSA Insured)	880,000	925,135
5% 7/1/37 (FSA Insured)	4,485,000	4,710,730
Montgomery County Gen. Oblig.:
(Trinity Health Cr. Group Proj.) Series 2011, 5% 12/1/40	1,000,000	1,081,910
Series 2016, 5% 12/1/45	2,500,000	2,687,600
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev. Series 2012:
5% 7/1/20	650,000	718,556
5% 7/1/22	750,000	850,290
Prince Georges County Gen. Oblig. Series 2011 A, 5% 9/15/26	2,500,000	2,830,300
Worcester County Series 2014, 5% 3/1/24	1,670,000	1,962,951

TOTAL MARYLAND		217,213,307

TOTAL MUNICIPAL BONDS
(Cost $218,952,129)		218,120,349
TOTAL INVESTMENT PORTFOLIO - 98.0%
(Cost $218,952,129)		218,120,349
NET OTHER ASSETS (LIABILITIES) - 2.0%		4,367,898
NET ASSETS - 100%		$222,488,247

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Other Information

Income Tax Information

At November 30, 2016, the cost of investment securities for income tax purposes was $218,945,165. Net unrealized depreciation aggregated $824,816, of which $3,173,540 related to appreciated investment securities and $3,998,356 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Union Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 27, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	January 27, 2017